Income Tax (Details)	1 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023 USD ($)	Sep. 30, 2022	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021	Mar. 31, 2023 USD ($)
Income Tax (Details) [Line Items]
Statutory federal corporate income tax			25.00%	25.00%	25.00%	25.00%	25.00%
Uncertain tax positions
Singapore [Member]
Income Tax (Details) [Line Items]
Statutory federal corporate income tax			17.00%		17.00%
China [Member]
Income Tax (Details) [Line Items]
Enterprise income tax rate			25.00%		25.00%
High and new technology enterprises, income tax rate	15.00%	15.00%	15.00%		15.00%
Term for high and new technology enterprises status	3 years	3 years	3 years		3 years
United States [Member]
Income Tax (Details) [Line Items]
Statutory federal corporate income tax			21.00%		21.00%
State income tax rate			8.25%		8.25%
Philippines [Member]
Income Tax (Details) [Line Items]
State income tax rate			20.00%